Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000174813 | Taiwan Semiconductor Manufacturing8265463
Holdings [Line Items]
Percent of Total Investments	9.70%
C000174813 | Tencent Holdings8266086
Holdings [Line Items]
Percent of Total Investments	4.40%
C000174813 | China Construction Bank8265978
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174813 | Alibaba Group Holding8265958
Holdings [Line Items]
Percent of Total Investments	2.70%
C000174813 | Meituan8266060
Holdings [Line Items]
Percent of Total Investments	2.00%
C000174813 | HCL Technologies8266338
Holdings [Line Items]
Percent of Total Investments	1.90%
C000174813 | MediaTek8265395
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174813 | Hon Hai Precision Industry8265377
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174813 | OTP Bank Nyrt8266108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174813 | Kuaishou Technology8266043
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174813 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174813 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174813 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174813 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174813 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174813 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174813 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174813 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174813 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000174813 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000174813 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000015706 | Taiwan Semiconductor Manufacturing8265463
Holdings [Line Items]
Percent of Total Investments	9.70%
C000015706 | Tencent Holdings8266086
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015706 | China Construction Bank8265978
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015706 | Alibaba Group Holding8265958
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015706 | Meituan8266060
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015706 | HCL Technologies8266338
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015706 | MediaTek8265395
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015706 | Hon Hai Precision Industry8265377
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015706 | OTP Bank Nyrt8266108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015706 | Kuaishou Technology8266043
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015706 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015706 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015706 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015706 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015706 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015706 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015706 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015706 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015706 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015706 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000015706 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000015706 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000015706 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000174812 | Taiwan Semiconductor Manufacturing8265463
Holdings [Line Items]
Percent of Total Investments	9.70%
C000174812 | Tencent Holdings8266086
Holdings [Line Items]
Percent of Total Investments	4.40%
C000174812 | China Construction Bank8265978
Holdings [Line Items]
Percent of Total Investments	2.90%
C000174812 | Alibaba Group Holding8265958
Holdings [Line Items]
Percent of Total Investments	2.70%
C000174812 | Meituan8266060
Holdings [Line Items]
Percent of Total Investments	2.00%
C000174812 | HCL Technologies8266338
Holdings [Line Items]
Percent of Total Investments	1.90%
C000174812 | MediaTek8265395
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174812 | Hon Hai Precision Industry8265377
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174812 | OTP Bank Nyrt8266108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174812 | Kuaishou Technology8266043
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174812 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174812 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174812 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174812 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174812 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174812 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174812 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174812 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174812 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174812 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000174812 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000174812 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.30%